Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO
NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)(4)	Value of Initial Fixed $100 Investment Based On: (5)		Net Income (millions)	Pre-Tax Net Income (millions) (6)
					Total Stockholder Return	Peer Group Total Stockholder Return
2023	$10,407,564	$13,852,094	$1,343,256	$1,896,804	$123.12	$128.05	$(34.0)	$(40.4)
2022	$7,532,900	$3,519,692	$3,698,899	$2,691,110	$95.24	$106.44	$104.2	$142.0
2021	$8,224,777	$10,965,723	$2,572,998	$2,981,491	$138.15	$163.37	$142.5	$193.3
2020	$5,257,504	$5,059,672	$714,373	$749,696	$99.95	$93.48	$42.8	$59.4

(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2020, 2021, 2022 and 2023.

	PEO	Non-PEO NEOs

2023	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2022	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2021	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2020	Hessam Nadji	Steven F. DeGennaro, Martin E. Louie, and Gregory A. LaBerge

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation and Other Information – Summary Compensation Table” for additional information).

(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Nadji in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments							Compensation Actually Paid to PEO
	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2023	$10,407,564	$—	$—	$8,646,760	$10,570,560	$1,698,320	$—	$(177,590)	$—	$—	$13,852,094
2022	$7,532,900	$—	$—	$4,350,680	$3,169,400	($2,588,010)	$—	($243,918)	$—	$—	$3,519,692
2021	$8,224,777	$—	$—	$3,597,200	$4,581,600	$1,856,196	$—	($99,650)	$—	$—	$10,965,723
2020	$5,257,504	$—	$—	$3,376,400	$3,314,760	($826)	$—	($135,366)	$—	$—	$5,059,672

(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO
NEOs in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments							Compensation Actually Paid to Non-PEO NEOs
	Summary Compensation Table Total for Non-PEO NEOs	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2023	$1,343,256	$—	$—	$537,746	$656,478	$483,239	$—	$(48,423)	$—	$—	$1,896,804
2022	$3,698,899	$—	$—	$2,229,889	$1,624,438	($347,643)	$—	($54,695)	$—	$—	$2,691,110
2021	$2,572,998	$—	$—	$548,280	$717,568	$237,467	$—	$1,738	$—	$—	$2,981,491
2020	$714,373	$—	$—	$179,888	$216,912	($26)	$—	($1,675)	$—	$—	$749,696

(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total stockholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Company’s industry peer group (“Peer Group Index”), which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
for our Annual Report for the fiscal year ended December 31, 2023. The Peer Group Index is comprised of the following publicly-traded real estate services companies: CBRE Group, Inc., Colliers International Group, Inc., Cushman & Wakefield plc, Jones Lang LaSalle Incorporated, and Newmark Group Inc. The Peer Group Index is weighted by each company’s stock market capitalization at the beginning of each fiscal year.

(6)
We have determined that
pre-tax
net income is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2023, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

Company Selected Measure Name	Pre-Tax Net Income
Named Executive Officers, Footnote
(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2020, 2021, 2022 and 2023.

	PEO	Non-PEO NEOs

2023	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2022	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2021	Hessam Nadji	Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge

2020	Hessam Nadji	Steven F. DeGennaro, Martin E. Louie, and Gregory A. LaBerge

Peer Group Issuers, Footnote	In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total stockholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Company’s industry peer group (“Peer Group Index”), which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
	for our Annual Report for the fiscal year ended December 31, 2023. The Peer Group Index is comprised of the following publicly-traded real estate services companies: CBRE Group, Inc., Colliers International Group, Inc., Cushman & Wakefield plc, Jones Lang LaSalle Incorporated, and Newmark Group Inc. The Peer Group Index is weighted by each company’s stock market capitalization at the beginning of each fiscal year.
PEO Total Compensation Amount	$ 10,407,564	$ 7,532,900	$ 8,224,777	$ 5,257,504
PEO Actually Paid Compensation Amount	$ 13,852,094	3,519,692	10,965,723	5,059,672
Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Nadji in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments							Compensation Actually Paid to PEO
	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2023	$10,407,564	$—	$—	$8,646,760	$10,570,560	$1,698,320	$—	$(177,590)	$—	$—	$13,852,094
2022	$7,532,900	$—	$—	$4,350,680	$3,169,400	($2,588,010)	$—	($243,918)	$—	$—	$3,519,692
2021	$8,224,777	$—	$—	$3,597,200	$4,581,600	$1,856,196	$—	($99,650)	$—	$—	$10,965,723
2020	$5,257,504	$—	$—	$3,376,400	$3,314,760	($826)	$—	($135,366)	$—	$—	$5,059,672

Non-PEO NEO Average Total Compensation Amount	$ 1,343,256	3,698,899	2,572,998	714,373
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,896,804	2,691,110	2,981,491	749,696
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO
NEOs in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments							Compensation Actually Paid to Non-PEO NEOs
	Summary Compensation Table Total for Non-PEO NEOs	Change in Pension Value	Pension Service Cost	Stock Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2023	$1,343,256	$—	$—	$537,746	$656,478	$483,239	$—	$(48,423)	$—	$—	$1,896,804
2022	$3,698,899	$—	$—	$2,229,889	$1,624,438	($347,643)	$—	($54,695)	$—	$—	$2,691,110
2021	$2,572,998	$—	$—	$548,280	$717,568	$237,467	$—	$1,738	$—	$—	$2,981,491
2020	$714,373	$—	$—	$179,888	$216,912	($26)	$—	($1,675)	$—	$—	$749,696

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR * Assumes $100 invested on 12/31/2019
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income and Pre-Tax Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Net Income and Pre-Tax Net Income
Total Shareholder Return Vs Peer Group	TSR of the Company and TSR of the Peer Group * Assumes $100 invested on 12/31/2019
Tabular List, Table
Required Tabular Disclosure of Most Important Measures
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is
Pre-Tax
Net Income.

Total Shareholder Return Amount	$ 123.12	95.24	138.15	99.95
Peer Group Total Shareholder Return Amount	128.05	106.44	163.37	93.48
Net Income (Loss)	$ (34,000,000)	$ 104,200,000	$ 142,500,000	$ 42,800,000
Company Selected Measure Amount	(40,400,000)	142,000,000	193,300,000	59,400,000
PEO Name	Mr. Nadji
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Net Income
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,646,760	$ 4,350,680	$ 3,597,200	$ 3,376,400
PEO | Year End Fair Value Of Equity Awards Granted In The Year And Unvested At Year End Year over [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,570,560	3,169,400	4,581,600	3,314,760
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,698,320	2,588,010	1,856,196	826
PEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,590)	243,918	99,650	135,366
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	537,746	2,229,889	548,280	179,888
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In The Year And Unvested At Year End Year over [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	656,478	1,624,438	717,568	216,912
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,239	347,643	237,467	26
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (48,423)	$ 54,695	$ 1,738	$ 1,675